First Trust Dow Jones Dividend and Income Allocation Portfolio Expense Example, No Redemption - First Trust Dow Jones Dividend and Income Allocation Portfolio - I	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 120
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	649
Expense Example, No Redemption, 10 Years	$ 1,432